Leases - Schedule of Balance Sheet Information Related to Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Assets and Liabilities, Lessee [Abstract]
ROU assets, net	$ 33,453	$ 9,827	$ 11,400	$ 0
Lease liabilities:
Current	0	3,090		0
Noncurrent	$ 34,026	6,754		$ 0
Total lease liabilities		$ 9,844